Property, Plant and Equipment (Tables)	12 Months Ended
Oct. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	Leasehold improvements	Properties	Computer equipment	Right-of-use assets	Total
	US$	US$	US$	US$	US$
COST
As of November 1, 2023	-	70,430	22	-	70,452
Additions	-	48	111	-	159
Acquisition of subsidiaries	-	204,389	758	175	205,322
Exchange realignment	-	4,504	2	-	4,506
As of October 31, 2024	-	279,371	893	175	280,439
Additions	1,755	23,038	22	403	25,218
Disposal of subsidiaries	-	-	(7)	-	(7)
Exchange realignment	(61)	3,080	38	(8)	3,049
As of October 31, 2025	1,694	305,489	946	570	308,699
ACCUMULATED DEPRECIATION
As of November 1, 2023	-	839	21	-	860
Provided for the year	-	5,100	59	-	5,159
Exchange realignment	-	(16)	(12)	-	(28)
As of October 31, 2024	-	5,923	68	-	5,991
Provided for the year	176	8,849	188	264	9,477
Disposal of subsidiaries	-	-	(7)	-	(7)
Exchange realignment	(7)	145	(36)	(4)	98
As of October 31, 2025	169	14,917	213	260	15,559
CARRYING VALUES
As of October 31, 2024	-	273,448	825	175	274,448
As of October 31, 2025	1,525	290,572	733	310	293,140

Schedule of Estimated Useful Lives

The property, plant and equipment are depreciated on a straight-line basis over their estimated useful lives as follows:

Leasehold improvements	Over the lease term
Computer equipment	5 years
Right-of-use assets	Over the lease term
Properties	Over the shorter of the useful life ranged 40-75 years and the remaining lease terms